COMMITMENTS	12 Months Ended
Dec. 31, 2019
COMMITMENTS
COMMITMENTS

42.    COMMITMENTS

(a)      Capital commitments on property, plant and equipment

	December 31,	December 31,
	2018	2019
Contracted, but not provided for	3,942,933	4,041,857

(b)      Operating lease commitments as at 31, December 2018

The future aggregate minimum lease payments as at December 31, 2018 pursuant to non-cancellable lease agreements entered into by the Group are summarized as follows:

December 31,
2018
Within one year	541,541
In the second to fifth years, inclusive	1,880,058
After five years	10,567,925

12,989,524

(c)      Other capital commitments

As at December 31, 2019, the commitments to make capital contributions to the Group’s joint ventures and associates were as follows:

	December 31,	December 31,
	2018	2019
Associates	82,800	33,800
Joint ventures	460,000	410,000

	542,800	443,800